Share Capital (Earnings Per Common Share) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Capital [Abstract]
Net Earnings (Loss)	$ (2,794)	$ 5	$ 2,343
Weighted Average Common Shares Outstanding - Basic	736.3	736.3	739.7
Effect of Dilutive Securities		0.9	0.1
Weighted Average Common Shares Outstanding - Diluted	736.3	737.2	739.8
Net Earnings (Loss) per Common Share, Basic	$ (3.79)	$ 0.01	$ 3.17
Net Earnings (Loss) per Common Share, Diluted	$ (3.79)	$ 0.01	$ 3.17